Common Shareholders’ Equity (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 06, 2017	Apr. 12, 2017	Dec. 06, 2016	Apr. 13, 2016	Dec. 02, 2015	Apr. 15, 2015	Dec. 02, 2014
Interim dividend [Member]
Disclosure of Common Shareholders’ Equity [Line Items]
Dividend paid date	Jan. 05, 2018	Jan. 06, 2017	Jan. 08, 2016	Jan. 09, 2015
Dividend per Share	$ 70.0000	$ 66.0000	$ 66.0000	$ 63.0000	$ 70		$ 66		$ 66		$ 63
Year of dividend	2017	2016	2015	2014
Final dividend [Member]
Disclosure of Common Shareholders’ Equity [Line Items]
Dividend paid date		Apr. 26, 2017	Apr. 22, 2016	Apr. 23, 2015
Dividend per Share		$ 110.32236	$ 97.47388	$ 98.78138		$ 110.32236		$ 97.47388		$ 98.78138
Year of dividend		2016	2015	2014